Treasury Shares - Summary of changes in treasury shares (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Changes in treasury shares [Abstract]
Treasury shares at January 1	9,418,558	7,609,263
Acquisition	288,000	1,809,295
Disposal	(626,740)	0
Retirement of treasury shares	(8,685,568)	0
Stock split	1,577,000	0
Spin-off	(719,955)	0
Disposal	(303)	0
Treasury shares at December 31	1,250,992	9,418,558